Material accounting policy information, Revenue (Details)	12 Months Ended
Dec. 31, 2024
Bottom of Range [Member]
Sales of goods [Abstract]
Sales of goods, credit term	30 days
Top of Range [Member]
Sales of goods [Abstract]
Sales of goods, credit term	45 days